Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue (Note 6)	$ 8,390	$ 8,301
Expenses
Energy supply costs	2,495	2,361
Operating expenses	2,287	2,250
Depreciation and amortization	1,243	1,179
Total expenses	6,025	5,790
Operating income	2,365	2,511
Other income, net (Note 23)	60	116
Finance charges	974	914
Earnings before income tax expense	1,451	1,713
Income tax expense (Note 24)	165	588
Net earnings	1,286	1,125
Net earnings attributable to:
Non-controlling interests	120	97
Preference equity shareholders	66	65
Common equity shareholders	1,100	963
Net earnings	$ 1,286	$ 1,125
Earnings per common share (Note 19)
Basic (CAD per share)	$ 2.59	$ 2.32
Diluted (CAD per share)	$ 2.59	$ 2.31